Related Party Transactions (Details Narrative) - Related Party [Member] - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Related Party Transaction [Line Items]
Due to related parties	$ 624,000	$ 281,000	$ 12,675,421
Due from related parties	$ 1,942,630	$ 1,933,908